Income and Expenses - Additional Information (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Analysis Of Contract Balances [Abstract]
Decrease in gross trade and other receivables	₱ 1,036
Decrease in contract assets	258
Contract liabilities and unearned revenues	1,088
Noncurrent portion of contract liabilities and unearned revenues	976	₱ 604
Current portion of contract liabilities and unearned revenues	₱ 8,595	₱ 7,879